11. SEGMENT INFORMATION	3 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Note 11. SEGMENT INFORMATION

The Company operates in one business segment being the exploration of mineral property interests.

Geographic information is as follows:

	March 31,	December 31,
	2013	2012

Identifiable assets
USA	$52,260,026	$58,094,222
Canada	54,438,883	3,953,053
Australia	1,485,107	1,487,117
Mongolia	467,262	613,723
Other	21,026	25,415
	$108,672,304	$64,173,530